SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Impairment of Non-financial Asset (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Impairment of property, plant and equipment [Abstract]
Impairment losses	$ 0	$ 0	$ 0